UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02671

DWS Municipal Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS Short-Term Municipal Bond Fund
	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.3%
Alaska 0.6%
Alaska, State Housing Finance Corp., Home Mortgage, Series A, AMT, 5.0%, 6/1/2036, INS: NATL	1,305,000	1,356,874
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	1,625,000	1,711,352
North Slope Boro, AK, General Obligation, Series A, 2.5%, 6/30/2014	1,025,000	1,056,334

		4,124,560
Arizona 2.0%
Arizona, Health Facilities Authority Revenue, Banner Health:
Series A, 5.0%, 1/1/2019	2,000,000	2,282,900
Series D, 5.5%, 1/1/2019	5,000,000	5,940,550
Pima County, AZ, Sewer Revenue, Series A, 3.0%, 7/1/2014	780,000	808,735
Scottsdale, AZ, Municipal Property Corp., Excise Tax Revenue, 5.0%, 7/1/2014	3,320,000	3,543,602
Snowflake, AZ, Sales & Special Tax Revenue, 4.0%, 7/1/2013	90,000	90,924

		12,666,711
Arkansas 0.2%
Rogers, AR, Sales & Use Tax Revenue, 4.0%, 11/1/2013	1,450,000	1,487,512
California 8.7%
California, Health Facilities Financing Authority Revenue, Catholic Healthcare, Series C, 0.11% **, 7/1/2020, INS: NATL, LOC: JPMorgan Chase Bank NA	5,490,000	5,490,000
California, Metropolitan Water District of Southern California, Series A-2, 0.09% **, 7/1/2037, SPA: Barclays Bank PLC	1,320,000	1,320,000
California, State Department of Water Resources Power Supply Revenue:
Series M, 5.0%, 5/1/2013	2,205,000	2,231,724
Series G-4, 5.0%, 5/1/2016	2,500,000	2,849,850
California, State Department Water Resources Center, Valley Project Revenue, Series AL, 5.0%, 12/1/2013	1,065,000	1,107,973
California, State General Obligation:
4.0%, 9/1/2014	4,000,000	4,235,640
5.0%, 2/1/2014	3,215,000	3,368,934
5.0%, 4/1/2021	6,000,000	7,502,640
5.25%, 4/1/2022	1,615,000	1,945,074
California, State Public Works Board, Lease Revenue, Judicial Council Projects, Series D, 5.0%, 12/1/2020	1,000,000	1,195,670
California, State Public Works Board, Lease Revenue, Various Capital Project, Series A, 4.0%, 4/1/2014	2,000,000	2,079,880
California, Statewide Communities Development Authority Revenue, Proposition 1A Receivables Program, 5.0%, 6/15/2013	3,500,000	3,562,965
Carlsbad, CA, Multi-Family Housing Revenue, Series A, AMT, 3.7%, 2/1/2013, LIQ: Fannie Mae	55,000	55,000
Delta Counties, CA, Home Mortgage Finance Authority, Single Family Mortgage Revenue, Pacific Mortgage-Backed Securities, Series A, AMT, 6.7%, 6/1/2024, INS: NATL	5,000	5,015
Los Angeles, CA, Department of Water & Power, Waterworks Revenue, Series R-12322, 144A, 0.1% **, 7/1/2015, INS: AGM, AMBAC, LIQ: Citibank NA	6,500,000	6,500,000
Orange County, CA, Water District, Certificates of Participation, Series A, 0.1% **, 8/1/2042, LOC: Citibank NA	3,500,000	3,500,000
Port of Oakland, CA, Series O, AMT, 5.0%, 5/1/2020	3,000,000	3,576,600
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Governmental Purpose:
Series C, 5.0%, 5/1/2019	2,300,000	2,798,732
Series C, 5.0%, 5/1/2020	2,000,000	2,439,040

		55,764,737
Colorado 1.1%
Colorado, State Building Excellent Schools Today, Certificates of Participation, Series G, 5.0%, 3/15/2020	1,000,000	1,218,740
Colorado, State Housing & Finance Authority, State Unemployment Compensation, Series A, 5.0%, 5/15/2014	3,000,000	3,180,060
Denver, CO, City & County Airport Revenue:
Series A, AMT, 4.0%, 11/15/2014	485,000	514,973
Series D, AMT, 7.75%, 11/15/2013	1,730,000	1,826,966
University of Colorado, Hospital Authority Revenue, Series A, 4.0%, 11/15/2014	275,000	292,119

		7,032,858
Connecticut 0.8%
Connecticut, State General Obligation:
Series D, 0.32% *, 9/15/2014	2,500,000	2,500,550
Series C, 4.0%, 6/1/2014	2,075,000	2,179,165
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure, Series B, 5.0%, 1/1/2014, INS: FGIC, NATL	200,000	208,720

		4,888,435
Delaware 0.1%
Delaware, State General Obligation, Series D, 5.0%, 9/1/2013	215,000	221,080
Delaware, State Housing Authority Revenue, Single Family Mortgage, Series D, AMT, 5.875%, 1/1/2038	490,000	502,848

		723,928
Florida 6.9%
Broward County, FL, Airport Systems Revenue:
Series Q-1, 5.0%, 10/1/2014	1,065,000	1,146,622
Series P-1, AMT, 5.0%, 10/1/2020	2,000,000	2,375,960
Series P-1, AMT, 5.0%, 10/1/2021	2,640,000	3,144,979
Florida, Citizens Property Insurance Corp.:
Series A-1, 5.0%, 6/1/2020	2,725,000	3,220,214
Series A-1, 5.0%, 6/1/2021	1,910,000	2,257,200
Florida, Cityplace Community Development District Special Assessment Revenue:
5.0%, 5/1/2013	260,000	262,522
5.0%, 5/1/2014	300,000	313,884
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	1,090,000	1,168,044
Florida, Jacksonville Electric Authority Revenue, Series 23, 5.0%, 10/1/2013	5,000,000	5,158,550
Florida, State Municipal Power Agency, Stanton II Project, Series A, 4.0%, 10/1/2014	520,000	550,103
Hillsborough County, FL, Special Assessment Revenue, 5.0%, 3/1/2014, INS: FGIC & NATL	2,135,000	2,229,623
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, 5.0%, 10/1/2021	1,165,000	1,433,987
Jacksonville, FL, St. Johns River Power Park System Revenue, Series 25, 4.0%, 10/1/2014	3,100,000	3,289,193
Lee County, FL, Airport Revenue, Series A, AMT, 5.5%, 10/1/2023	1,250,000	1,481,263
Miami-Dade County, FL, Aviation Revenue, Series A, AMT, 4.0%, 10/1/2014	2,650,000	2,793,815
Palm Beach County, FL, Community Foundation, Palm Beach Project Revenue, 0.11% **, 3/1/2034, LOC: Northern Trust Co.	4,750,000	4,750,000
South Miami, FL, Health Facilities Authority, Hospital Revenue, Baptist Health South Florida Group, 5.0%, 8/15/2021	2,500,000	2,859,350
Tampa, FL, Solid Waste Systems Revenue, AMT, 5.0%, 10/1/2019, INS: AGMC	5,000,000	5,860,200

		44,295,509
Georgia 4.0%
Atlanta, GA, Airport Revenue, Series B, AMT, 5.0%, 1/1/2022	1,000,000	1,181,290
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.0%, 10/1/2020	500,000	614,090
Gainesville & Hall County, GA, Hospital Authority Revenue, Anticipation Certificates, Northeast Georgia Healthcare:
Series A, 5.0%, 2/15/2018	2,000,000	2,276,860
Series A, 5.0%, 2/15/2019	1,500,000	1,724,205
Georgia, Main Street Natural Gas, Inc., Gas Revenue, Series A, 0.1% **, 8/1/2040, SPA: Royal Bank of Canada	3,985,000	3,985,000
Georgia, Municipal Electric Authority, Combined Cycle Project, Series A, 5.0%, 11/1/2020	1,000,000	1,221,420
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	1,580,000	1,911,926
Georgia, State General Obligation:
Series A, 4.0%, 7/1/2013	7,420,000	7,538,794
Series F, 5.0%, 11/1/2013	200,000	207,250
Georgia, State Municipal Electric Authority, Series GG, 4.0%, 1/1/2014	595,000	615,052
Henry County, GA, School District, 3.0%, 12/1/2013	750,000	767,445
Henry County, GA, Water & Sewerage Authority Revenue, Series A, 4.0%, 2/1/2014	1,000,000	1,036,870
Richmond County, GA, Board of Education, 5.0%, 10/1/2013	2,500,000	2,578,950

		25,659,152
Hawaii 0.7%
Hawaii, State Airport Systems Revenue, AMT, 4.0%, 7/1/2013	1,355,000	1,376,206
Hawaii, State General Obligation:
Series EC, 5.0%, 12/1/2013	1,820,000	1,893,255
Series DQ, 5.0%, 6/1/2014	270,000	287,115
Honolulu City & County, HI, General Obligation, Series B, 5.5%, 7/1/2013, INS: AGMC	1,000,000	1,022,170

		4,578,746
Idaho 0.1%
Idaho, Housing Agency, Single Family Mortgage:
Series H-2, AMT, 5.1%, 7/1/2020	45,000	45,252
Class III, AMT, 5.1%, 7/1/2023	120,000	120,168
Class III, AMT, 5.15%, 7/1/2023	275,000	279,689
Class III, AMT, 5.4%, 7/1/2021	55,000	55,434
Series H-2, AMT, 5.85%, 1/1/2014	10,000	10,031
Class III, AMT, 5.95%, 7/1/2019	290,000	292,633
Series E, AMT, 5.95%, 7/1/2020	30,000	30,074

		833,281
Illinois 4.9%
Chicago, IL, Board of Education, Series A, 5.25%, 12/1/2018, INS: NATL	1,830,000	1,837,338
Chicago, IL, O'Hare International Airport Revenue:
Series A, 5.0%, 1/1/2015, INS: AGMC	4,500,000	4,845,735
Series D, AMT, 5.25%, 1/1/2019	1,000,000	1,190,010
Illinois, Finance Authority Revenue, University of Chicago, Series B, 5.0%, 7/1/2017	5,000,000	5,913,050
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Project, Series B, 5.0%, 12/15/2020	1,630,000	2,004,362
Illinois, Railsplitter Tobacco Settlement Authority Revenue: 4.0%, 6/1/2013 5.25%, 6/1/2020	2,250,000 2,000,000	2,275,178 2,385,420
Illinois, State Finance Authority Revenue, Solid Waste Revenue, Disposal Waste Management, Inc. Project, 0.55%, 4/1/2013	455,000	455,382
Illinois, State General Obligation, 4.0%, 8/1/2014	4,000,000	4,191,200
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series C, 1.5%, 6/15/2021	1,090,000	1,095,570
Series B, 5.0%, 12/15/2019	420,000	462,340
Lake County, IL, Forest Preserve District, Series A, 0.686% *, 12/15/2020	5,000,000	4,843,500

		31,499,085
Indiana 2.8%
Indiana, Finance Authority Health Systems Revenue, Sisters of St. Francis Health, Series C, 5.0%, 11/1/2014	2,000,000	2,153,760
Indiana, Finance Authority, Water Utility Revenue, Citizens Energy, 3.0%, 10/1/2014	1,200,000	1,244,184
Indiana, Health Facilities Funding Authority, Series A, ETM, 5.75%, 9/1/2015	2,255,000	2,297,868
Indiana, Health Facility Financing Authority Revenue, Ascension Health, Series A-1, 5.0% **, Mandatory Put 5/1/2013 @ 100, 11/1/2027	1,000,000	1,012,110
Indiana, State Finance Authority, Economic Development Revenue, Republic Services, Inc. Project, 0.6%, Mandatory Put 3/1/2013 @ 100, 12/1/2037	2,000,000	2,000,000
Indiana, State Municipal Power Agency, Series A, 0.1% **, 1/1/2018, LOC: Citibank NA	3,890,000	3,890,000
Indiana, State Transportation Finance Authority, Highway Revenue, Series A, Prerefunded 6/1/2013 @ 100, 5.25%, 6/1/2016, INS: AGMC	5,000,000	5,084,350

		17,682,272
Iowa 0.1%
Cedar Rapids, IA, General Obligation, Series F, 3.0%, 6/1/2013	635,000	640,620
Kansas 1.7%
Kansas, State Department of Transportation Highway Revenue:
Series C-3, 0.08% **, 9/1/2019, SPA: JPMorgan Chase Bank NA	1,585,000	1,585,000
Series C-2, 0.09% **, 9/1/2022, SPA: JPMorgan Chase Bank NA	4,900,000	4,900,000
Series A-2, 0.33% *, 9/1/2014	4,160,000	4,160,333

		10,645,333
Kentucky 0.5%
Kentucky, Housing Corp. Revenue, Series G, AMT, 5.0%, 7/1/2030	575,000	582,659
Kentucky, State Rural Water Finance Corp., Public Project Revenue, Series D-1, 1.0%, 10/1/2013	2,665,000	2,678,138

		3,260,797
Louisiana 0.3%
Louisiana, State Offshore Terminal Authority, Deepwater Port Revenue, Loop LLC Project, Series B-1, 1.875%, Mandatory Put 10/1/2013 @ 100, 10/1/2040	1,750,000	1,764,823
Maine 0.5%
Maine, State Housing Authority Mortgage Revenue, Series A-1, AMT, 4.5%, 11/15/2028	2,825,000	3,014,755
Maryland 1.2%
Baltimore County, MD, Metropolitan District 73rd Issue, 5.0%, 11/1/2013	245,000	253,881
Maryland, State Community Development Administration, Department of Housing & Community Development, Series E, AMT, 5.5%, 3/1/2032	745,000	758,276
Maryland, State Department of Transportation & Conservation, 5.0%, 2/15/2018	5,000,000	6,020,800
Maryland, State Health & Higher Educational Facilities Authority Revenue, Anne Arundel Health Systems, 3.0%, 7/1/2014	300,000	309,861
Prince Georges County, MD, Housing Authority, Single Family Mortgage Revenue:
Series A, AMT, 5.6%, 12/1/2034	50,000	51,068
Series A, AMT, 7.0%, 8/1/2033	50,000	51,808

		7,445,694
Massachusetts 1.8%
Massachusetts, State Consolidated Loan, Series B, 4.0%, 8/1/2013	200,000	203,842
Massachusetts, State General Obligation:
Series B, 0.09% **, 8/1/2015, SPA: JPMorgan Chase Bank NA	800,000	800,000
Series A, 0.11% **, 3/1/2026, SPA: Wells Fargo Bank NA	3,260,000	3,260,000
Series B, 0.12% **, 3/1/2026, SPA: JPMorgan Chase Bank NA	4,900,000	4,900,000
Massachusetts, State Housing Finance Agency, Construction Loan Notes, Series A, 0.8%, 11/1/2013	1,000,000	1,000,270
Westwood, MA, General Obligation, 3.0%, 6/1/2014	1,065,000	1,102,467

		11,266,579
Michigan 3.3%
Detroit, MI, City School District, School Building & Site, Series A, 4.0%, 5/1/2014	2,000,000	2,080,060
Detroit, MI, Water & Sewerage Department Disposal System Revenue, Series A, 5.0%, 7/1/2014	1,000,000	1,051,320
Michigan, State Finance Authority Revenue, Local Government Loan Program, Series C, 3.0%, 11/1/2014	500,000	516,600
Michigan, State Finance Authority Revenue, School District, 5.0%, 6/1/2014	1,225,000	1,289,386
Michigan, State Finance Authority Revenue, Unemployment Obligation Assessment:
Series A, 5.0%, 7/1/2014	7,000,000	7,475,580
Series B, 5.0%, 7/1/2021	4,175,000	4,963,073
Michigan, State Hospital Finance Authority Revenue, Ascension Health Senior Credit Group, Series B, 5.0%, 11/15/2020	3,000,000	3,577,620

		20,953,639
Minnesota 0.1%
Coon Rapids, MN, Multi-Family Housing Revenue, Brown Meadow Manor, Series A, AMT, 3.875%, 7/1/2014	170,000	171,544
Hennepin County, MN, Senior Sales Tax, Series E, 4.0%, 12/15/2013	500,000	516,620

		688,164
Mississippi 0.7%
Mississippi, Development Bank Special Obligation, Department of Corrections, Series D, 5.0%, 8/1/2021	3,695,000	4,371,665
Missouri 0.4%
Missouri, State Board of Public Buildings, Special Obligation, Series A, 4.0%, 10/1/2013	450,000	461,308
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program:
Series D, 4.8%, 3/1/2040	995,000	1,042,044
Series C, AMT, 5.6%, 9/1/2035	710,000	744,620
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	510,000	549,693

		2,797,665
Nevada 1.1%
Clark County, NV, School District General Obligation, 5.5%, 6/15/2013, INS: AGMC	4,700,000	4,791,603
Nevada, Colorado River Commission - Hoover Uprating, Series E, 4.0%, 10/1/2013	2,000,000	2,050,240
Nevada, Housing Division, Single Family Mortgage, Series A, AMT, 5.15%, 10/1/2014	20,000	20,055

		6,861,898
New Jersey 2.4%
Livingston, NJ, School District Revenue, Board of Education, 144A, 3.8%, 8/1/2014	286,055	289,510
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series J-4, 5.0%, Mandatory Put 9/1/2014 @ 100, 9/1/2029, INS: AGMC	5,000,000	5,369,350
New Jersey, State Economic Development Authority Revenue, 5.0%, 6/15/2014	1,500,000	1,584,600
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series D, 0.09% **, 6/15/2032, LOC: Wells Fargo Bank NA	4,850,000	4,850,000
Series B, 4.0%, 6/15/2013	1,000,000	1,013,910
Series B, 5.0%, 6/15/2020	2,000,000	2,418,620

		15,525,990
New Mexico 1.4%
Farmington, NM, Pollution Control Revenue, Arizona Public Service Co., Series C, AMT, 2.875% **, Mandatory Put 10/10/2013 @ 100, 9/1/2024	2,500,000	2,540,700
New Mexico, Mortgage Finance Authority, Second Mortgage Program, 144A, AMT, 6.5%, 1/1/2018	49,500	49,810
New Mexico, Mortgage Finance Authority, Single Family Mortgage, Class I, Series D, 5.35%, 9/1/2040	855,000	906,616
University of New Mexico, Systems Improvement Revenues, 0.11% **, 6/1/2026, SPA: JPMorgan Chase Bank NA	5,290,000	5,290,000

		8,787,126
New York 13.0%
New York, Metropolitan Transportation Authority, Dedicated Tax Fund:
3.0%, 11/1/2014	2,000,000	2,093,340
Series B-1, 0.07% **, 11/1/2022, LOC: State Street Bank &Trust Co.	1,000,000	1,000,000
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series E, 5.0%, 8/15/2014	415,000	446,079
Series A, Prerefunded 3/15/2013 @ 100, 5.0%, 3/15/2023	335,000	336,987
Series A, Prerefunded 3/15/2013 @ 100, 5.375%, 3/15/2022	300,000	301,917
New York, State Local Government Assistance Corp.:
Series 8V, 0.09% **, 4/1/2019, SPA: JPMorgan Chase Bank NA	4,500,000	4,500,000
Series 4V, 0.16% **, 4/1/2022, SPA: Bank of America NA	10,700,000	10,700,000
Series A, 5.0%, 4/1/2014	480,000	507,125
New York, State Urban Development Corp. Revenue:
Series A3C, 0.1% **, 3/15/2033, SPA: JPMorgan Chase & Co.	3,090,000	3,090,000
Series A3A, 0.1% **, 3/15/2033, SPA: JPMorgan Chase & Co.	1,730,000	1,730,000
New York, Tobacco Settlement Financing Corp., Series B, 4.0%, 6/1/2013	3,750,000	3,796,725
New York, Triborough Bridge & Tunnel Authority Revenues:
Series B-2C, 0.1% **, 1/1/2032, LOC: U.S. Bank NA	1,600,000	1,600,000
Series B-3, 0.1% **, 1/1/2033, LOC: U.S. Bank NA	7,400,000	7,400,000
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Series A, AMT, 5.0%, 7/1/2014	1,085,000	1,129,528
New York City, NY, Municipal Water Finance Authority, "A", Series 20090047, 144A, 0.14% **, 6/15/2035, LIQ: Citibank NA	2,400,000	2,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series B-1, 0.08% **, 6/15/2024, SPA: JPMorgan Chase Bank NA	1,650,000	1,650,000
Series B-1, 0.1% **, 6/15/2045, SPA: U.S. Bank NA	6,910,000	6,910,000
Series B-3, 0.1% **, 6/15/2045, SPA: State Street Bank & Trust Co.	2,835,000	2,835,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series C-5, 0.14% **, 8/1/2031, SPA: Bank of America NA	14,730,000	14,730,000
New York City, NY, Transitional Finance Authority, Future Tax Secured, Series A, Prerefunded 8/1/2013 @ 100, 5.0%, 8/1/2018	2,125,000	2,175,809
New York, NY, General Obligation:
Series G-5, 0.08% **, 4/1/2042, SPA: Wells Fargo Bank NA	565,000	565,000
Series E-3, 0.09% **, 8/1/2034, LOC: Bank of America NA	1,850,000	1,850,000
Series L-4, 0.1% **, 4/1/2038, LOC: U.S. Bank NA	7,100,000	7,100,000
Series E-5, 0.11% **, 8/1/2017, LOC: JPMorgan Chase Bank NA	1,900,000	1,900,000
Series I, 0.13% **, 4/1/2036, LOC: Bank of America NA	1,600,000	1,600,000
New York, NY, Higher Education Revenue, Dormitory Authority, Series A, 5.25%, 5/15/2013	585,000	593,155

		82,940,665
North Carolina 1.6%
Mecklenburg County, NC, Public Facilities Corp., Limited Obligation Bond, Annual Appropriation, 5.0%, 3/1/2015	5,000,000	5,475,800
North Carolina, Eastern Municipal Power Agency, Power Systems Revenue, Series B, 5.0%, 1/1/2017	1,500,000	1,728,315
North Carolina, Housing Finance Agency, Home Ownership, Series 22-A, AMT, 5.5%, 7/1/2036	510,000	530,732
North Carolina, State Capital Improvement Obligation, Series A, 5.0%, 5/1/2014	280,000	296,570
North Carolina, State Grant Anticipation Revenue, 4.0%, Mandatory Put 3/1/2018 @ 100, 3/1/2023	2,000,000	2,259,680

		10,291,097
Ohio 5.8%
Allen Country, OH, Hospital Facilities Revenue, Catholic Healthcare Partners, Series D, 0.09% **, 6/1/2034, LOC: JPMorgan Chase Bank NA	9,400,000	9,400,000
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2020	870,000	1,044,235
Ohio, State Building Facilities Authority, Administration Building Fund Project, Series B, 5.0%, 10/1/2013	4,880,000	5,032,109
Ohio, State Common Schools, Series C, 4.0%, 9/15/2017	3,835,000	4,383,252
Ohio, State General Obligation, Series A, 4.0%, 11/1/2013	400,000	411,400
Ohio, State Higher Education, Series A, 5.0%, 8/1/2021	5,000,000	6,279,600
Ohio, State Higher Educational Facility Commission Revenue, Cleveland Clinic Health:
Series B-4, 0.09% **, 1/1/2043	1,450,000	1,450,000
Series A, 5.25%, 1/1/2019	2,500,000	2,961,625
Ohio, State Highway Capital Improvement, Series P, 5.0%, 5/1/2013	3,000,000	3,036,450
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series E, 5.0%, 9/1/2039	830,000	892,491
Ohio, State Solid Waste Revenue, Republic Services, Inc. Project, 0.43%, Mandatory Put 3/1/2013 @ 100, 11/1/2035	220,000	220,000
Ohio, State Water Development Authority, Solid Waste Revenue, Waste Management, Inc. Project, 1.75%, 6/1/2013	2,000,000	2,010,660

		37,121,822
Oklahoma 0.2%
Oklahoma, State Turnpike Authority, Series E, 0.12% **, 1/1/2028, SPA: JPMorgan Chase Bank NA	1,350,000	1,350,000
Oregon 0.6%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Single Family Mortgage Program, Series B, AMT, 5.0%, 7/1/2030	3,595,000	3,851,647
Pennsylvania 2.6%
Pennsylvania, Housing Finance Agency, Single Family Mortgage, Series 90A, AMT, 5.0%, 10/1/2035	415,000	415,780
Pennsylvania, State Economic Development Financing Authority, Solid Waste Disposal Revenue, Republic Services, Inc., Series A, AMT, 0.55%, Mandatory Put 4/1/2013 @ 100, 4/1/2019	1,100,000	1,100,000
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A, 3.0%, 1/1/2014	1,750,000	1,795,745
Series A, 4.0%, 7/1/2014	2,000,000	2,107,320
Series B, 5.0%, 7/1/2021	785,000	928,851
Pennsylvania, State General Obligation:
5.0%, 7/1/2013	7,500,000	7,651,950
First Series, 5.25%, 2/1/2014, INS: NATL	1,225,000	1,287,341
5.5%, 2/1/2013	250,000	250,000
Pennsylvania, State Industrial Development Authority, Economic Development, 4.0%, 7/1/2014	670,000	700,773
Philadelphia, PA, Industrial Development Revenue, Authority for Individual Development Senior Living Revenue:
Series A, 4.7%, 7/1/2013	25,000	25,071
Series C, 4.7%, 7/1/2013	20,000	20,057
Series E, 4.7%, 7/1/2013	25,000	25,071
Philadelphia, PA, Multi-Family Housing Revenue, Series B, AMT, 4.5%, 10/1/2013	185,000	186,042
Philadelphia, PA, Water & Wastewater Revenue, Series A, ETM, 5.0%, 8/1/2014, INS: AMBAC	200,000	214,052

		16,708,053
South Carolina 0.2%
Charleston County, SC, School District, Series A, 4.0%, 2/1/2014	400,000	415,364
South Carolina, Jobs-Economic Development Authority, Hospital Improvement Revenue, Palmetto Health Alliance, 5.0%, 8/1/2015	500,000	543,915

		959,279
South Dakota 0.3%
South Dakota, Hospital & Healthcare Revenue, 5.4%, 8/1/2013, INS: AMBAC	85,000	86,908
South Dakota, Housing Development Authority, Homeownership Mortgage, Series A, AMT, 4.5%, 5/1/2031	1,795,000	1,923,648

		2,010,556
Tennessee 1.0%
Jackson, TN, Hospital Revenue, Jackson-Madison County Project, 5.25%, 4/1/2014	1,290,000	1,353,184
Nashville, TN, Metropolitan Nashville Airport Authority Revenue, Series B, 4.0%, 7/1/2013, INS: AGMC	2,000,000	2,029,360
Tennessee, Housing Development Agency, Homeownership Program, Series 2006-3, AMT, 5.75%, 7/1/2037	990,000	1,020,304
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	875,000	957,687
Series 1A, AMT, 4.5%, 1/1/2038	970,000	1,041,334

		6,401,869
Texas 14.0%
Allen, TX, Independent School District, 5.0%, 2/15/2024	1,000,000	1,218,350
Barbers Hill, TX, Independent School District Building, 4.0%, 2/15/2022	2,350,000	2,763,600
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2020	3,000,000	3,770,550
5.0%, 10/1/2021	2,000,000	2,482,220
EL Paso, TX, Water & Sewer Revenue, 4.0%, 3/1/2021	1,500,000	1,749,900
Fort Worth, TX, General Obligation:
3.0%, 3/1/2014	1,000,000	1,029,570
5.0%, 3/1/2016	4,260,000	4,831,607
Harris County, TX, General Obligation, Series A, 4.0%, 10/1/2013	1,225,000	1,256,372
Houston, TX, Airport Systems Revenue:
Series A, AMT, 5.0%, 7/1/2013	3,000,000	3,059,430
Series A, 5.0%, 7/1/2016	625,000	710,456
North Texas, Tollway Authority Revenue, 5.0%, 1/1/2020	3,000,000	3,545,670
San Antonio, TX, Electric & Gas Revenue:
5.375%, 2/1/2014	200,000	210,366
Series A, 5.5%, 2/1/2013	4,000,000	4,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Health Care System Project, Series E, 0.09% **, 11/15/2050, LOC: Wells Fargo Bank NA	5,000,000	5,000,000
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, 5.25%, 8/15/2021	2,435,000	2,901,327
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott and White Memorial Hospital, Series B, 0.08% **, 8/15/2046, LOC: U.S. Bank NA	700,000	700,000
Texas, Dallas-Fort Worth International Airport Revenue:
Series F, AMT, 5.0%, 11/1/2014	500,000	540,075
Series A, 5.0%, 11/1/2016	4,000,000	4,574,360
Series D, 5.0%, 11/1/2022	1,485,000	1,769,823
Series D, 5.0%, 11/1/2023	2,890,000	3,413,235
Texas, Lower Colorado River Authority Revenue, Series A, 5.0%, 5/15/2016	3,500,000	3,962,140
Texas, Midtown Redevelopment Authority, Tax Increment Contract Revenue, 4.0%, 1/1/2014	625,000	640,756
Texas, Mission Economic Development Corp., Solid Waste Disposal Revenue, Republic Services, Inc., AMT, 0.6% **, Mandatory Put 5/1/2013 @ 100, 1/1/2026	4,500,000	4,500,000
Texas, Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, 0.906% *, 9/15/2017	4,505,000	4,476,483
Texas, State General Obligation, College Student Loan, Series B, AMT, 5.0%, 8/1/2013	1,000,000	1,023,770
Texas, State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue:
5.0%, 12/15/2014	1,600,000	1,702,592
5.0%, 12/15/2021	3,000,000	3,423,330
Texas, State Tech University Revenues, Series A, 4.25%, 8/15/2021	1,500,000	1,790,715
Texas, State Transportation Revenue, 2.5%, 8/30/2013	6,000,000	6,081,360
Texas, Trinity River Authority, Regional Wastewater Systems Revenue:
5.0%, 8/1/2013	2,000,000	2,047,500
5.0%, 8/1/2014	4,805,000	5,139,524
University of North Texas, 3.0%, 4/15/2014	1,000,000	1,032,350
University of Texas, Revenue Bond, Series D, 5.0%, 8/15/2013	800,000	820,864
West Harris County, TX, Regional Water Authority, Water Systems Revenue:
5.0%, 12/15/2015	1,605,000	1,787,232
5.0%, 12/15/2017	1,270,000	1,480,604

		89,436,131
Utah 1.5%
Intermountain Power Agency, UT, Power Supply Revenue, Series A, ETM, 6.15%, 7/1/2014, INS: NATL	120,000	126,179
Salt Lake County, UT, General Obligation, 4.25%, 6/15/2013	5,000,000	5,076,200
Utah, Housing Finance Agency, Single Family Mortgage, Series C, Class III, AMT, 6.25%, 7/1/2014	10,000	10,207
Utah, Single Family Housing Revenue, Series D-2, AMT, 5.0%, 7/1/2018	365,000	365,690
Utah, Single Family Housing Revenue, Mortgage Revenue, Series G, AMT, 4.875%, 1/1/2019	670,000	686,053
Utah, Single Family Housing Revenue, Single Family Mortgage, AMT, 3.875%, 7/1/2014	160,000	160,130
Utah, State General Obligation, Series A, 4.0%, 7/1/2013	3,000,000	3,048,030

		9,472,489
Vermont 0.0%
Vermont, Housing Finance Agency, Single Family, Series 23, AMT, 5.0%, 5/1/2034, INS: AGMC	15,000	15,149
Virginia 2.9%
King George County, VA, Industrial Development Authority, Solid Waste Disposal Facility Revenue, Waste Management, Inc., Series A, AMT, 3.5%, Mandatory Put 5/1/2013 @ 100, 6/1/2023, GTY: Waste Management, Inc.	2,500,000	2,516,125
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College & Equipment:
Series F-1, 5.0%, 2/1/2013	505,000	505,000
Series A, Prerefunded 2/1/2014 @ 100, 5.0%, 2/1/2021	1,975,000	2,069,287
Virginia, State College Building Authority, Educational Facilities Revenue, University of Richmond Project, 0.11% **, 11/1/2036, SPA: Wells Fargo Bank NA	5,130,000	5,130,000
Virginia, State Resource Authority Infrastructure Revenue, Pooled Financing Program:
Series B, ETM, 5.0%, 11/1/2016	240,000	277,596
Series B, 5.0%, 11/1/2016	1,060,000	1,231,741
Virginia, State Resources Authority, Infrastructure Revenue, State Moral Obligation, Series A, 4.0%, 11/1/2013	2,085,000	2,144,047
Virginia, Upper Occoquan Sewer Authority, Regional Sewer Revenue, 5.0%, 7/1/2017, INS: AGMC	4,320,000	4,504,291

		18,378,087
Washington 6.3%
King County, WA, School District No. 410, Snoqualmie Valley:
Series A, Prerefunded 12/1/2013 @ 100, 5.0%, 12/1/2015, INS: AGMC	4,360,000	4,534,444
Series A, 5.0%, 12/1/2015, INS: AGMC	1,820,000	1,890,743
Pierce County, WA, Peninsula School District No. 401, Prerefunded 12/1/2013 @ 100, 5.0%, 12/1/2015, INS: AGMC	5,000,000	5,197,900
Pierce County, WA, Tacoma School District No.10, 2.0%, 12/1/2014	1,000,000	1,029,440
Port of Seattle, WA, Revenue Bond, Series B, AMT, 3.0%, 8/1/2014	2,750,000	2,848,120
Washington, Energy Northwest Electric Revenue, Project 1, Series A, 5.0%, 7/1/2013	1,740,000	1,775,165
Washington, Energy Northwest Electric Revenue, Project No. 3, Series A, 5.5%, 7/1/2013	3,500,000	3,578,050
Washington, State General Obligation:
Series 2599, 144A, 0.11% **, 1/1/2016, LIQ: JPMorgan Chase Bank NA	9,005,000	9,005,000
Series 3087, 144A, 0.11% **, 7/1/2016, LIQ: JPMorgan Chase Bank NA	1,000,000	1,000,000
Series 2650Z, 144A, 0.12% **, 7/1/2013, INS: AGMC, LIQ: JPMorgan Chase Bank NA	1,000,000	1,000,000
Series R-2012A, 5.0%, 7/1/2020	6,625,000	8,246,734

		40,105,596
Wisconsin 0.9%
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series D, AMT, 4.875%, 3/1/2036	495,000	500,702
Wisconsin, State Clean Water Revenue, Series 2, 5.0%, 6/1/2019	1,000,000	1,228,940
Wisconsin, State Health & Educational Facilities Authority Revenue, Aurora Health Care, Inc., Series B, 4.75%, Mandatory Put 8/15/2014 @ 100, 8/15/2025	2,000,000	2,095,620
Wisconsin, State Transportation Revenue, Series 1, 4.0%, 7/1/2014	2,000,000	2,103,800

		5,929,062

Total Municipal Bonds and Notes (Cost $617,275,827)		634,233,036

	Shares	Value ($)

Open-End Investment Company 0.1%
BlackRock MuniFund, 0.03% *** (Cost $407,848)	407,848	407,848

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $617,683,675) †	99.4	634,640,884
Other Assets and Liabilities, Net	0.6	3,774,245

Net Assets	100.0	638,415,129

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2013.

**
Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2013.

***	Current yield; not a coupon rate.
†
The cost for federal income tax purposes was $617,683,675.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $16,957,209.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $17,165,261 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $208,052.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

FGIC: Financial Guaranty Insurance Co.
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds and Notes(a)	$—	$634,233,036	$—	$634,233,036
Open-End Investment Company	407,848	—	—	407,848
Total	$407,848	$634,233,036	$—	$634,640,884

There have been no transfers between fair value measurement levels during the period ended January 31, 2013.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short-Term Municipal Bond Fund, a series of DWS Municipal Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013